Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued payroll liabilities	$ 307,489	$ 421,825
Accrued commissions	474,711	290,969
Accrued interest	3,378	84,425
Accrued transaction costs	2,519,039	3,208,288
Accrued taxes	345,406
Accrued professional fees	280,000	383,114
Other accrued liabilities	186,159	792,466
Total accrued expenses and other current liabilities	4,116,182	5,181,087
Accrued dealer fees	1,358,427	3,359,101
Related Party [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Total accrued expenses and other current liabilities – related parties	$ 1,358,427	$ 3,359,101